Consolidated Balance Sheets (USD $)	Apr. 21, 2014	Dec. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 44,516,863	$ 1,149,470	$ 2,450,026
Trade accounts receivable, net of allowance for doubtful accounts	783,508	582,655	394,834
Other accounts receivable	1,754,848	1,187,424	1,057,617
Inventory	1,112,490	913,381	655,904
Prepaid expenses and other	747,976	617,928	612,848
Total current assets	48,915,685	4,450,858	5,171,229
Property and equipment, net	85,335,416	78,629,369	48,214,939
Goodwill	24,225,829	23,334,129	23,334,129
Intangibles, net	10,830,612	11,207,013	12,807,427
Loan costs, net	0	1,034,891	955,941
Deposits	259,090	246,844	232,564
Other long-term assets	0	1,033,531	0
Total long-term assets	120,650,947	115,485,777	85,545,000
Total assets	169,566,632	119,936,635	90,716,229
Current liabilities:
Current maturities of long-term debt	0	1,925,000	1,250,000
Accounts payable	6,990,081	6,671,701	3,893,707
Accrued expenses and other	8,341,236	6,422,738	3,742,910
Unearned franchise start-up fees	60,000	40,000	40,000
Total current liabilities	15,391,317	15,059,439	8,926,617
Long-term liabilities:
Long-term debt	0	39,475,000	25,437,500
Deemed landlord financing	18,880,306	19,893,309	11,186,674
Deferred rent	10,013,882	8,155,795	4,768,512
Deferred income taxes	4,148,000	3,397,025	2,837,394
Residual value obligations, net	360,795	356,539	326,724
Other long-term liabilities	24,266	21,022	12,641
Total long-term liabilities	33,427,249	71,298,690	44,569,445
Total liabilities	48,818,566	86,358,129	53,496,062
Commitments and Contingencies
Stockholders' equity:
Common stock, $0.01 par value	192,697	125,614	125,614
Additional paid-in capital	142,164,503	45,073,893	45,000,458
Accumulated deficit	(21,609,133)	(11,621,001)	(7,905,905)
Total stockholders' equity	120,748,067	33,578,506	37,220,167
Total liabilities and stockholders' equity	$ 169,566,633	$ 119,936,635	$ 90,716,229